Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	44 years
Testing Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	3 years ~ 8 years
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	3 years ~ 5 years
Leasehold Assets
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	5 years ~ 10 years
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	1 years ~ 5 years